Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions
Related Party Transactions

Note G - Related Party Transactions

HFG managed the $1,000 in cash transferred from the bankruptcy creditor’s trust on our behalf until exhausted and contributed approximately $-0- and $-0- during the years ended December 31, 2012 and 2011, respectively, to support our operations.  During the 4th quarter of Calendar 2010, HFG forgave all cumulative advances and the Company reclassified these advances as contributed capital and a component of additional paid-in capital in the accompanying balance sheets.

During each of the years ended December 31, 2012 and 2011, respectively, the Company’s President contributed approximately $22,250 and $10,500 to support the Company’s operations.